Income tax expense (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Income Tax Expense

	2023	2022	2021
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	6,690	10,673	9,018
Deferred tax expense	387	64	1,598

Total taxation expense	7,077	10,737	10,616

Summary of Factors Affecting Income Tax Expense

	2023	2022	2021
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	21,401	33,137	24,292

Tax on profit at Australian prima facie tax rate of 30 per cent	6,420	9,941	7,288

Derecognition of deferred tax assets and current year tax losses 1	526	1,087	2,640
Tax on remitted and unremitted foreign earnings	137	441	485
Foreign exchange adjustments	94	(233)	(33)
Tax rate changes	–	–	(1)
Amounts (over)/under provided in prior years	(18)	(80)	(57)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses 2	(37)	(19)	315
Recognition of previously unrecognised tax assets	(109)	(3)	(28)
Impact of tax rates applicable outside of Australia	(558)	(801)	(669)
Other	236	97	436

Income tax expense	6,691	10,430	10,376

Royalty-related taxation (net of income tax benefit) 3	386	307	240

Total taxation expense	7,077	10,737	10,616

1
Includes the tax impacts related to the exceptional impairments of US deferred tax assets in the year ended 30 June 2022 and, NSWEC and Potash in the year ended 30 June 2021, as presented in note 3 ‘Exceptional items’.

2
The loss from equity accounted investments, related impairments and expenses is net of income tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’. This item removes the prima facie tax effect on such loss, related impairments and expenses, excluding the impact of the Samarco forward exchange derivatives which are taxable.

3	Includes the revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill, as presented in note 3 ‘Exceptional items’.

Summary of Income Tax Recognised in Other Comprehensive Income
Income tax recognised in other comprehensive income is as follows:

	2023	2022	2021
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
Gains/(losses) taken to equity	(29)	274	(259)
(Gains)/losses transferred to the income statement	45	(264)	252
Others	(11)	–	(1)

Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	5	10	(8)

Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	7	(9)	(21)
Others	–	–	1

Income tax credit/(charge) relating to items that will not be reclassified to the income statement	7	(9)	(20)

Total income tax credit/(charge) relating to components of other comprehensive income 1	12	1	(28)

1
Included within total income tax relating to components of other comprehensive income is US$12 million relating to deferred taxes and US$ nil relating to current taxes (2022: US$1 million and US$ nil; 2021: US$(28) million and US$ nil).